NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of non-current assets and disposal group classified as held for sale - Non-current Assets And In Disposal Groups Held For Sale [Member] - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - Schedule of non-current assets and disposal group classified as held for sale [Line Items]
Aircraft	$ 64,483	$ 99,694
Engines and rotables	21,552	46,724
Other assets	381	374
Total	$ 86,416	$ 146,792